N-4	May 01, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	AMERICAN FIDELITY SEPARATE ACCOUNT B
Entity Central Index Key	0001029446
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Fees and Expenses [Text Block]
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY

FEES AND EXPENSES				CROSS-REFERENCE(S)
Charges for Early Withdrawals.	If you withdraw money from the Policy within the first eight policy years, you will be assessed a withdrawal charge. The maximum withdrawal charge will never exceed 8% of the total purchase payments. For example, if you make an early withdrawal on a $100,000 investment, you could pay a withdrawal charge of up to $8,000.			Fee Table; -Withdrawal Charge; Surrenders and Withdrawals

Transaction Charges.	In addition to withdrawal charges, you may also be charged for transfers between investment options. There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is $25 or 2% of the amount transferred, whichever is less.			Fee Table; -Transfer Charge

Ongoing Fees and Expenses (annual charges).
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your policy schedule for information about the specific fees you will pay each year based on the options you have elected.

				Fee Table; Charges
	Annual Fee	Minimum	Maximum
	Base Contract (as a percentage of average account value - only one contract class offered)	1.51%	1.51%
	Investment options (Portfolio Company fees and expenses as a percentage of net asset value)	0.13%	0.82%

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. The estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,479	Highest Annual Cost: $2,031

Assumes:

•  Investment of $100,000

•  5% annual appreciation
•  Least expensive combination of Contract Class and Portfolio Company fees and expenses

•  No sales charges

•  No additional purchase payments, transfers or withdrawals

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of contract class and Portfolio Company fees and expenses

•  No sales charges

•  No additional purchase payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]	Charges for Early Withdrawals.If you withdraw money from the Policy within the first eight policy years, you will be assessed a withdrawal charge. The maximum withdrawal charge will never exceed 8% of the total purchase payments. For example, if you make an early withdrawal on a $100,000 investment, you could pay a withdrawal charge of up to $8,000.Fee Table; -Withdrawal Charge; Surrenders and Withdrawals
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]	Transaction Charges.In addition to withdrawal charges, you may also be charged for transfers between investment options. There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is $25 or 2% of the amount transferred, whichever is less.Fee Table; -Transfer Charge
Ongoing Fees and Expenses [Table Text Block]	OngoingFees and Expenses (annual charges).The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your policy schedule for information about the specific fees you will pay each year based on the options you have elected.Fee Table; ChargesAnnual FeeMinimumMaximumBase Contract (as a percentage of average account value - only one contract class offered)1.51%1.51%Investment options (Portfolio Company fees and expenses as a percentage of net asset value)0.13%0.82%Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. The estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.51%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.51%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.13%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.82%
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost: $1,479	Highest Annual Cost: $2,031

Assumes:

•  Investment of $100,000

•  5% annual appreciation
•  Least expensive combination of Contract Class and Portfolio Company fees and expenses

•  No sales charges

•  No additional purchase payments, transfers or withdrawals

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of contract class and Portfolio Company fees and expenses

•  No sales charges

•  No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,479
Highest Annual Cost [Dollars]	$ 2,031
Risks [Table Text Block]

RISKS		CROSS-REFERENCE(S)
Risk of Loss.	You can lose money by investing in the policy.	Principal Risks of Investing in the Policy

Not a Short-Term Investment.	A policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. It is designed for individuals seeking long-term investments, generally for retirement or other long-term purposes.	Principal Risks of Investing in the Policy

Risks Associated with Investment Options.	An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the policy (e.g., Portfolio Companies), that each investment option (including any fixed account investment option) will have its own risks, and you should review these investment options before making an investment decision.	Principal Risks of Investing in the Policy

Insurance Company Risks.	An investment in the policy is subject to the risks related to American Fidelity Assurance Company, including that any obligations (including under the fixed account investment option), guarantees, or benefits are subject to the claims-paying ability of American Fidelity Assurance Company. More information about American Fidelity Assurance Company, including financial strength ratings, is available by sending an email request to va.help@americanfidelity.com.	Principal Risks of Investing in the Policy

	RESTRICTIONS	CROSS-REFERENCE(S)

Investments.
At your direction, we will make transfers between any of the investment options to which you have allocated money. We reserve the right, at any time and without prior notice, to end, suspend or change the transfer privilege, in which case we will provide written notice of any such action.

Transfers During the Accumulation Phase. If you make more than 12 transfers in a policy year, we will charge a transfer fee, which will be deducted from your account. The fee is $25 per transfer or 2% of the amount transferred, whichever is less.
-Transfers; -Substitution

Investment Restrictions [Text Block]	Investments.At your direction, we will make transfers between any of the investment options to which you have allocated money. We reserve the right, at any time and without prior notice, to end, suspend or change the transfer privilege, in which case we will provide written notice of any such action.-Transfers; -SubstitutionTransfers During the Accumulation Phase. If you make more than 12 transfers in a policy year, we will charge a transfer fee, which will be deducted from your account. The fee is $25 per transfer or 2% of the amount transferred, whichever is less.Transfers During the Annuity Phase. During the annuity phase, you may only make one transfer in each policy year.We reserve the right to remove or substitute Portfolio Companies as investment options.
Optional Benefit Restrictions [Text Block]	Optional Benefits.N/A.None
Tax Implications [Text Block]	Tax Implications.You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the policy, and there is no additional tax benefit to you if the policy is purchased through a tax‑qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.Taxes
Investment Professional Compensation [Text Block]	Investment Professional Compensation.The policy is sold exclusively through financial professionals who are representatives of American Fidelity Assurance Company’s affiliated broker dealer, and who are compensated for selling the policy with a base salary and a commission. These investment professionals may have a financial incentive to offer the policy over another investment.-Underwriter
Exchanges [Text Block]	Exchanges.Some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own, and you should only exchange your policy if you determine, after comparing other features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.-Underwriter
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the policy. Please refer to your policy specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the policy, surrender or make withdrawals from the policy, or transfer policy value between investment options. State premium taxes may also be deducted.
Transaction Expenses

	Policy Year	Withdrawal Charge
	1	8%

	2	7%

	3	6%

Surrender Charge (as a percentage of the amount surrendered)	4	5%
	5	4%
	6	3%

	7	2%

	8	1%

	9+	0%

Exchange Fee*		$25 per transfer or 2% of the amount transferred, whichever is less 5%

Loan Interest Rate
*
There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred. (Transfers made through automatic dollar cost averaging and asset rebalancing count toward the free transfers).

The next table describes the fees and expenses that you will pay each year during the time that you own the policy (not including Portfolio Company fees and expenses).

Annual Contract Expenses
	Current Fee		Maximum Fee
Administrative Expenses	$15	*	$36
Base Contract Expenses (as a percentage of average account value)	1.50	%*	1.75%
*
We currently charge lower fees than the maximum allowed under the policy. The current fees and maximum fees we may charge are shown in the Annual Expenses table. Base contract expenses consist of a mortality and expense risk charge of 1.25%, an administrative charge of 0.15%, and a distribution expense charge of 0.10%. We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of your account invested in a portfolio. We may increase the policy maintenance fee, but it will not be more than $36 per policy per year.

The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the policy. A complete list of Portfolio Companies available under the policy, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b‑1) fees, and other expenses).	0.13%	0.82%
Example
This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual policy expenses, and Annual Portfolio Company Expenses.
The Example assumes that you invest $100,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive and least expensive combination of Annual Portfolio Company Expenses, as indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Maximum Portfolio Company Total Operating Expenses

If you surrender your policy at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$10,365	$13,107	$16,535	$25,571

If you do not surrender your policy:	1 year	3 years	5 years	10 years
	$2,365	$7,278	$12,446	$25,571
Minimum Portfolio Company Total Operating Expenses

If you surrender your policy at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$9,672	$11,131	$13,154	$19,396

If you do not surrender your policy:	1 year	3 years	5 years	10 years
	$1,672	$5,180	$8,921	$19,396

Transaction Expenses [Table Text Block]
Transaction Expenses

	Policy Year	Withdrawal Charge
	1	8%

	2	7%

	3	6%

Surrender Charge (as a percentage of the amount surrendered)	4	5%
	5	4%
	6	3%

	7	2%

	8	1%

	9+	0%

Exchange Fee*		$25 per transfer or 2% of the amount transferred, whichever is less 5%

Loan Interest Rate
*
There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred. (Transfers made through automatic dollar cost averaging and asset rebalancing count toward the free transfers).

Exchange Fee, Current [Dollars]	$ 25	[1]
Exchange Fee, Footnotes [Text Block]	There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred. (Transfers made through automatic dollar cost averaging and asset rebalancing count toward the free transfers).
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses
	Current Fee		Maximum Fee
Administrative Expenses	$15	*	$36
Base Contract Expenses (as a percentage of average account value)	1.50	%*	1.75%

*
We currently charge lower fees than the maximum allowed under the policy. The current fees and maximum fees we may charge are shown in the Annual Expenses table. Base contract expenses consist of a mortality and expense risk charge of 1.25%, an administrative charge of 0.15%, and a distribution expense charge of 0.10%. We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of your account invested in a portfolio. We may increase the policy maintenance fee, but it will not be more than $36 per policy per year.

Administrative Expense, Maximum [Dollars]	$ 36
Administrative Expense, Current [Dollars]	$ 15	[2]
Administrative Expense, Footnotes [Text Block]	We currently charge lower fees than the maximum allowed under the policy. The current fees and maximum fees we may charge are shown in the Annual Expenses table. Base contract expenses consist of a mortality and expense risk charge of 1.25%, an administrative charge of 0.15%, and a distribution expense charge of 0.10%. We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of your account invested in a portfolio. We may increase the policy maintenance fee, but it will not be more than $36 per policy per year.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.75%
Base Contract Expense (of Average Account Value), Current [Percent]	1.50%	[2]
Base Contract Expense, Footnotes [Text Block]	We currently charge lower fees than the maximum allowed under the policy. The current fees and maximum fees we may charge are shown in the Annual Expenses table. Base contract expenses consist of a mortality and expense risk charge of 1.25%, an administrative charge of 0.15%, and a distribution expense charge of 0.10%. We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of your account invested in a portfolio. We may increase the policy maintenance fee, but it will not be more than $36 per policy per year.
Annual Portfolio Company Expenses [Table Text Block]

Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b‑1) fees, and other expenses).	0.13%	0.82%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b‑1) fees, and other expenses).
Portfolio Company Expenses Minimum [Percent]	0.13%
Portfolio Company Expenses Maximum [Percent]	0.82%
Surrender Example [Table Text Block]
Example
This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual policy expenses, and Annual Portfolio Company Expenses.
The Example assumes that you invest $100,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive and least expensive combination of Annual Portfolio Company Expenses, as indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Maximum Portfolio Company Total Operating Expenses

If you surrender your policy at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$10,365	$13,107	$16,535	$25,571

If you do not surrender your policy:	1 year	3 years	5 years	10 years
	$2,365	$7,278	$12,446	$25,571
Minimum Portfolio Company Total Operating Expenses

If you surrender your policy at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$9,672	$11,131	$13,154	$19,396

If you do not surrender your policy:	1 year	3 years	5 years	10 years
	$1,672	$5,180	$8,921	$19,396

Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,365
Surrender Expense, 1 Year, Minimum [Dollars]	9,672
Surrender Expense, 3 Years, Maximum [Dollars]	13,107
Surrender Expense, 3 Years, Minimum [Dollars]	11,131
Surrender Expense, 5 Years, Maximum [Dollars]	16,535
Surrender Expense, 5 Years, Minimum [Dollars]	13,154
Surrender Expense, 10 Years, Maximum [Dollars]	25,571
Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,396
No Surrender Example [Table Text Block]
Example
This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual policy expenses, and Annual Portfolio Company Expenses.
The Example assumes that you invest $100,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive and least expensive combination of Annual Portfolio Company Expenses, as indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Maximum Portfolio Company Total Operating Expenses

If you surrender your policy at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$10,365	$13,107	$16,535	$25,571

If you do not surrender your policy:	1 year	3 years	5 years	10 years
	$2,365	$7,278	$12,446	$25,571
Minimum Portfolio Company Total Operating Expenses

If you surrender your policy at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$9,672	$11,131	$13,154	$19,396

If you do not surrender your policy:	1 year	3 years	5 years	10 years
	$1,672	$5,180	$8,921	$19,396

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,365
No Surrender Expense, 1 Year, Minimum [Dollars]	1,672
No Surrender Expense, 3 Years, Maximum [Dollars]	7,278
No Surrender Expense, 3 Years, Minimum [Dollars]	5,180
No Surrender Expense, 5 Years, Maximum [Dollars]	12,446
No Surrender Expense, 5 Years, Minimum [Dollars]	8,921
No Surrender Expense, 10 Years, Maximum [Dollars]	25,571
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,396
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE POLICY
Risk of Loss. You can lose money by investing in the policy.
Not a Short-Term Investment. The policy is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings. Withdrawals may be subject to tax penalties or other unfavorable treatment (see “Taxes” below).
Risks Associated with Investment Options. Investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of investment options available under the policy (e.g., Portfolio Companies). Each investment option (including any fixed account investment option) will have its own unique risks. You should review these investment options before making an investment decision.
Insurance Company Risk. Investment in the policy is subject to the risks related to the Depositor, American Fidelity Assurance Company, including that any obligations (including under the fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of American Fidelity Assurance Company.

Item 10. Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE POLICY
The following table summarizes information about the benefits available under the policy.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death Benefit	Transfer of the benefit of your policy upon the death of the annuitant for the benefit of the person or entity named as beneficiary.	Standard	None	• Withdrawals may significantly reduce the benefit.
Automatic Dollar Cost Averaging	Allows you to transfer an established amount of money on a regular basis from the Guaranteed Interest Account (GIA) to an investment option.	Standard	None
•  The minimum amount that may be transferred from the GIA to an investment option is $500.
•  Only the GIA can be used as a source of the transfer.
•  Only available during the accumulation phase.
•  A minimum balance of $10,000 is required to be held in the GIA to enroll in the program.

Asset Rebalancing	Allows you to have your investments rebalanced to your percentage allocation selection.	Standard	None	• Only available during the accumulation phase.
Systematic Withdrawal Program	Allows you to receive periodic withdrawals.	Standard	None
•  Program available after first policy year.
•  Withdrawal charge applies to amounts withdrawn over the 10% free withdrawal.
•  Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis.
•  We reserve the right to limit the terms and conditions under which systematic withdrawals can be elected and to stop offering any or all systematic withdrawals at any time.

Death Benefit Amount Before Annuity Date
In the event of death prior to the annuity date, the amount of the death benefit will be the greater of: (1) the purchase payments you have made, less any amounts withdrawn and any applicable withdrawal charges; or (2) the value of the policy minus the policy maintenance charge and taxes, if any, determined on the business day we receive proof of death.
Death of Owner Before Annuity Date
If you die before the annuity date, the death benefit will be paid to the beneficiary. If you and your spouse are joint owners, when a joint owner dies, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other person designated as a beneficiary at the time of death will be treated as a contingent beneficiary. References to “beneficiary” in this section refer, first, to a surviving spouse joint owner, if any, and second, to another designated beneficiary.
If you die before the annuity date, the beneficiary must designate the manner in which the death benefit will be paid. A non‑spouse beneficiary must select from the death benefit payment options set forth below, and any portion of the death benefit not applied under an annuity option must be distributed within five years of the date of death:
•	lump sum payment;
•	payment of the entire death benefit within five years of the date of your death; or
•	payment of the death benefit under an annuity option, beginning within one year of your death, for a period not to exceed the life expectancy of the beneficiary.
If the beneficiary is your spouse, he or she may choose to continue the policy in his or her own name at the current value of the policy or select one of the following death benefit payment options:
•	lump sum payment; or
•	apply the death benefit to an annuity option.
If the deceased owner was also the annuitant, and the spousal beneficiary continues the policy or applies the death benefit to an annuity option, the spousal beneficiary will become the new annuitant.
If a lump sum payment is requested by the beneficiary, we will pay the amount within seven calendar days of receipt of proof of death and receipt of the election of payment option, unless the suspension or deferral of payments provision is in effect. The beneficiary may designate a death benefit payment option (other than a lump sum payment) only during the first 60 calendar days after we receive proof of death. If the beneficiary does not select a payment option during that 60‑day period, the death benefit will be paid in a lump sum.
Death of Owner After the Annuity Date
If you are not the annuitant, and you die during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as they were being paid at your death. When any owner dies during the annuity period, the beneficiary becomes the owner. Upon the death of any joint owner during the annuity period, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.
Death of Annuitant Before the Annuity Date
If you are not the annuitant, and the annuitant dies before the annuity date, the death benefit will be paid to the beneficiary in a lump sum within five years of the date of death. If the owner is not an‑individual (e.g., the owner is a corporation), the death of the annuitant will be treated as the death of the owner.
Death of Annuitant After the Annuity Date
If the annuitant dies on or after the annuity date, the death benefit, if any, will be as set forth in the annuity option elected. Death benefits will be paid at least as rapidly as they were being paid at the annuitant’s death.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death Benefit	Transfer of the benefit of your policy upon the death of the annuitant for the benefit of the person or entity named as beneficiary.	Standard	None	• Withdrawals may significantly reduce the benefit.
Automatic Dollar Cost Averaging	Allows you to transfer an established amount of money on a regular basis from the Guaranteed Interest Account (GIA) to an investment option.	Standard	None
•  The minimum amount that may be transferred from the GIA to an investment option is $500.
•  Only the GIA can be used as a source of the transfer.
•  Only available during the accumulation phase.
•  A minimum balance of $10,000 is required to be held in the GIA to enroll in the program.

Asset Rebalancing	Allows you to have your investments rebalanced to your percentage allocation selection.	Standard	None	• Only available during the accumulation phase.
Systematic Withdrawal Program	Allows you to receive periodic withdrawals.	Standard	None
•  Program available after first policy year.
•  Withdrawal charge applies to amounts withdrawn over the 10% free withdrawal.
•  Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis.
•  We reserve the right to limit the terms and conditions under which systematic withdrawals can be elected and to stop offering any or all systematic withdrawals at any time.

Benefits Description [Table Text Block]
Death Benefit Amount Before Annuity Date
In the event of death prior to the annuity date, the amount of the death benefit will be the greater of: (1) the purchase payments you have made, less any amounts withdrawn and any applicable withdrawal charges; or (2) the value of the policy minus the policy maintenance charge and taxes, if any, determined on the business day we receive proof of death.
Death of Owner Before Annuity Date
If you die before the annuity date, the death benefit will be paid to the beneficiary. If you and your spouse are joint owners, when a joint owner dies, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other person designated as a beneficiary at the time of death will be treated as a contingent beneficiary. References to “beneficiary” in this section refer, first, to a surviving spouse joint owner, if any, and second, to another designated beneficiary.
If you die before the annuity date, the beneficiary must designate the manner in which the death benefit will be paid. A non‑spouse beneficiary must select from the death benefit payment options set forth below, and any portion of the death benefit not applied under an annuity option must be distributed within five years of the date of death:
•	lump sum payment;
•	payment of the entire death benefit within five years of the date of your death; or
•	payment of the death benefit under an annuity option, beginning within one year of your death, for a period not to exceed the life expectancy of the beneficiary.
If the beneficiary is your spouse, he or she may choose to continue the policy in his or her own name at the current value of the policy or select one of the following death benefit payment options:
•	lump sum payment; or
•	apply the death benefit to an annuity option.
If the deceased owner was also the annuitant, and the spousal beneficiary continues the policy or applies the death benefit to an annuity option, the spousal beneficiary will become the new annuitant.
If a lump sum payment is requested by the beneficiary, we will pay the amount within seven calendar days of receipt of proof of death and receipt of the election of payment option, unless the suspension or deferral of payments provision is in effect. The beneficiary may designate a death benefit payment option (other than a lump sum payment) only during the first 60 calendar days after we receive proof of death. If the beneficiary does not select a payment option during that 60‑day period, the death benefit will be paid in a lump sum.
Death of Owner After the Annuity Date
If you are not the annuitant, and you die during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as they were being paid at your death. When any owner dies during the annuity period, the beneficiary becomes the owner. Upon the death of any joint owner during the annuity period, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.
Death of Annuitant Before the Annuity Date
If you are not the annuitant, and the annuitant dies before the annuity date, the death benefit will be paid to the beneficiary in a lump sum within five years of the date of death. If the owner is not an‑individual (e.g., the owner is a corporation), the death of the annuitant will be treated as the death of the owner.
Death of Annuitant After the Annuity Date
If the annuitant dies on or after the annuity date, the death benefit, if any, will be as set forth in the annuity option elected. Death benefits will be paid at least as rapidly as they were being paid at the annuitant’s death.

Calculation Method of Benefit [Text Block]
Death Benefit Amount Before Annuity Date
In the event of death prior to the annuity date, the amount of the death benefit will be the greater of: (1) the purchase payments you have made, less any amounts withdrawn and any applicable withdrawal charges; or (2) the value of the policy minus the policy maintenance charge and taxes, if any, determined on the business day we receive proof of death.
Death of Owner Before Annuity Date
If you die before the annuity date, the death benefit will be paid to the beneficiary. If you and your spouse are joint owners, when a joint owner dies, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other person designated as a beneficiary at the time of death will be treated as a contingent beneficiary. References to “beneficiary” in this section refer, first, to a surviving spouse joint owner, if any, and second, to another designated beneficiary.
If you die before the annuity date, the beneficiary must designate the manner in which the death benefit will be paid. A non‑spouse beneficiary must select from the death benefit payment options set forth below, and any portion of the death benefit not applied under an annuity option must be distributed within five years of the date of death:
•	lump sum payment;
•	payment of the entire death benefit within five years of the date of your death; or
•	payment of the death benefit under an annuity option, beginning within one year of your death, for a period not to exceed the life expectancy of the beneficiary.
If the beneficiary is your spouse, he or she may choose to continue the policy in his or her own name at the current value of the policy or select one of the following death benefit payment options:
•	lump sum payment; or
•	apply the death benefit to an annuity option.
If the deceased owner was also the annuitant, and the spousal beneficiary continues the policy or applies the death benefit to an annuity option, the spousal beneficiary will become the new annuitant.
If a lump sum payment is requested by the beneficiary, we will pay the amount within seven calendar days of receipt of proof of death and receipt of the election of payment option, unless the suspension or deferral of payments provision is in effect. The beneficiary may designate a death benefit payment option (other than a lump sum payment) only during the first 60 calendar days after we receive proof of death. If the beneficiary does not select a payment option during that 60‑day period, the death benefit will be paid in a lump sum.
Death of Owner After the Annuity Date
If you are not the annuitant, and you die during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as they were being paid at your death. When any owner dies during the annuity period, the beneficiary becomes the owner. Upon the death of any joint owner during the annuity period, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.
Death of Annuitant Before the Annuity Date
If you are not the annuitant, and the annuitant dies before the annuity date, the death benefit will be paid to the beneficiary in a lump sum within five years of the date of death. If the owner is not an‑individual (e.g., the owner is a corporation), the death of the annuitant will be treated as the death of the owner.
Death of Annuitant After the Annuity Date
If the annuitant dies on or after the annuity date, the death benefit, if any, will be as set forth in the annuity option elected. Death benefits will be paid at least as rapidly as they were being paid at the annuitant’s death.

Item 17. Portfolio Companies (N-4) [Text Block]
APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolio Companies available under the policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://americanfidelity.com/support/annuities/p‑1. You can also request this information at no cost by calling 1.800.662.1113 x8840 or by sending an email request to va.help@americanfidelity.com.
The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Years	10 Years
Stock/Income and Growth	American Funds Insurance Series® Washington Mutual Investors Fund SM 1* Advisor: Capital Research and Management CompanySM Subadvisor: None	0.25%	-8.28%	7.37%	11.57%

Stock/International Growth Fund	American Funds Insurance Series® International Fund* Advisor: Capital Research and Management CompanySM Subadvisor: None	0.53%	-20.57%	-0.78%	4.18%

Stock Index Fund	BNY Mellon Stock Index Fund, Inc.** Advisor: BNY Mellon Investment Advisor, Inc. Index Manager: Mellon Investments Corporation (affiliate of BNY Mellon Corporation)	0.26%	-18.31%	9.14%	12.28%

[1]	Current expenses for this fund reflect a temporary fee reduction in the form of a 0.15% fee waiver.
*	Class 1 Shares.
**	Initial Share Class.

Type/Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Years	10 Years
Stock/Small Blend Fund	BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio** Advisor: BNY Mellon Investment Advisor, Inc. Subadvisor: None	0.82%	-16.62%	2.79%	9.46%

Large Blend Fund	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. 2** Advisor: BNY Mellon Investment Advisor, Inc. Subadvisor: Newton Investment Management Limited (affiliate of BNY Mellon Corporation)	0.68%	-22.87%	9.33%	11.36%

Balanced Fund	Vanguard® Variable Insurance Fund Balanced Portfolio Advisor: Wellington Management Company, LLP Subadvisor: None	0.21%	-14.30%	5.96%	8.41%

Stock/Growth Fund	Vanguard® Variable Insurance Fund Capital Growth Portfolio Advisor: PRIMECAP Management Company Subadvisor: None	0.34%	-15.48%	8.57%	13.75%

[2]	Waiver until 5/1/2024 at 0.70%.

Type/Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Years	10 Years
Stock/Mid‑Cap Index Fund	Vanguard® Variable Insurance Fund Mid‑Cap Index Portfolio Advisor: The Vanguard Group, Inc. Subadvisor: None	0.17%	-18.82%	7.18%	10.95%
Bond/Index Fund	Vanguard® Variable Insurance Fund Total Bond Market Index Portfolio Advisor: The Vanguard Group, Inc. Subadvisor: None	0.14%	-13.21%	-0.10%	0.92%
Stock/Index Fund	Vanguard® Variable Insurance Fund Total Stock Market Index Portfolio Advisor: The Vanguard Group, Inc. Subadvisor: None	0.13%	-19.59%	8.55%	11.92%

Prospectuses Available [Text Block]
The following is a list of Portfolio Companies available under the policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://americanfidelity.com/support/annuities/p‑1. You can also request this information at no cost by calling 1.800.662.1113 x8840 or by sending an email request to va.help@americanfidelity.com.
The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Type/Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Years	10 Years
Stock/Income and Growth	American Funds Insurance Series® Washington Mutual Investors Fund SM 1* Advisor: Capital Research and Management CompanySM Subadvisor: None	0.25%	-8.28%	7.37%	11.57%

Stock/International Growth Fund	American Funds Insurance Series® International Fund* Advisor: Capital Research and Management CompanySM Subadvisor: None	0.53%	-20.57%	-0.78%	4.18%

Stock Index Fund	BNY Mellon Stock Index Fund, Inc.** Advisor: BNY Mellon Investment Advisor, Inc. Index Manager: Mellon Investments Corporation (affiliate of BNY Mellon Corporation)	0.26%	-18.31%	9.14%	12.28%

[1]	Current expenses for this fund reflect a temporary fee reduction in the form of a 0.15% fee waiver.
*	Class 1 Shares.
**	Initial Share Class.

Type/Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Years	10 Years
Stock/Small Blend Fund	BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio** Advisor: BNY Mellon Investment Advisor, Inc. Subadvisor: None	0.82%	-16.62%	2.79%	9.46%

Large Blend Fund	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. 2** Advisor: BNY Mellon Investment Advisor, Inc. Subadvisor: Newton Investment Management Limited (affiliate of BNY Mellon Corporation)	0.68%	-22.87%	9.33%	11.36%

Balanced Fund	Vanguard® Variable Insurance Fund Balanced Portfolio Advisor: Wellington Management Company, LLP Subadvisor: None	0.21%	-14.30%	5.96%	8.41%

Stock/Growth Fund	Vanguard® Variable Insurance Fund Capital Growth Portfolio Advisor: PRIMECAP Management Company Subadvisor: None	0.34%	-15.48%	8.57%	13.75%

[2]	Waiver until 5/1/2024 at 0.70%.

Type/Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Years	10 Years
Stock/Mid‑Cap Index Fund	Vanguard® Variable Insurance Fund Mid‑Cap Index Portfolio Advisor: The Vanguard Group, Inc. Subadvisor: None	0.17%	-18.82%	7.18%	10.95%
Bond/Index Fund	Vanguard® Variable Insurance Fund Total Bond Market Index Portfolio Advisor: The Vanguard Group, Inc. Subadvisor: None	0.14%	-13.21%	-0.10%	0.92%
Stock/Index Fund	Vanguard® Variable Insurance Fund Total Stock Market Index Portfolio Advisor: The Vanguard Group, Inc. Subadvisor: None	0.13%	-19.59%	8.55%	11.92%

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Risk of Loss.You can lose money by investing in the policy.
Principal Risk [Text Block]	Risk of Loss. You can lose money by investing in the policy.
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	Not a Short-Term Investment.A policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. It is designed for individuals seeking long-term investments, generally for retirement or other long-term purposes.
Principal Risk [Text Block]
Not a Short-Term Investment. The policy is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings. Withdrawals may be subject to tax penalties or other unfavorable treatment (see “Taxes” below).

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Investment Options.An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the policy (e.g., Portfolio Companies), that each investment option (including any fixed account investment option) will have its own risks, and you should review these investment options before making an investment decision.
Principal Risk [Text Block]
Risks Associated with Investment Options. Investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of investment options available under the policy (e.g., Portfolio Companies). Each investment option (including any fixed account investment option) will have its own unique risks. You should review these investment options before making an investment decision.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Insurance Company Risks.An investment in the policy is subject to the risks related to American Fidelity Assurance Company, including that any obligations (including under the fixed account investment option), guarantees, or benefits are subject to the claims-paying ability of American Fidelity Assurance Company. More information about American Fidelity Assurance Company, including financial strength ratings, is available by sending an email request to va.help@americanfidelity.com.
Principal Risk [Text Block]
Insurance Company Risk. Investment in the policy is subject to the risks related to the Depositor, American Fidelity Assurance Company, including that any obligations (including under the fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of American Fidelity Assurance Company.

Policy Year 1 [Member]
Prospectus:
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%
Policy Year 2 [Member]
Prospectus:
Deferred Sales Load (of Amount Surrendered), Current [Percent]	7.00%
Policy Year 3 [Member]
Prospectus:
Deferred Sales Load (of Amount Surrendered), Current [Percent]	6.00%
Policy Year 4 [Member]
Prospectus:
Deferred Sales Load (of Amount Surrendered), Current [Percent]	5.00%
Policy Year 5 [Member]
Prospectus:
Deferred Sales Load (of Amount Surrendered), Current [Percent]	4.00%
Policy Year 6 [Member]
Prospectus:
Deferred Sales Load (of Amount Surrendered), Current [Percent]	3.00%
Policy Year 7 [Member]
Prospectus:
Deferred Sales Load (of Amount Surrendered), Current [Percent]	2.00%
Policy Year 8 [Member]
Prospectus:
Deferred Sales Load (of Amount Surrendered), Current [Percent]	1.00%
Policy Year 9 Plus [Member]
Prospectus:
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Transfer of the benefit of your policy upon the death of the annuitant for the benefit of the person or entity named as beneficiary.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Withdrawals may significantly reduce the benefit.
Name of Benefit [Text Block]	Death Benefit
Benefit Standard or Optional [Text Block]	true
Automatic Dollar Cost Averaging [Member]
Prospectus:
Name of Benefit [Text Block]	Automatic Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows you to transfer an established amount of money on a regular basis from the Guaranteed Interest Account (GIA) to an investment option.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• The minimum amount that may be transferred from the GIA to an investment option is $500.• Only the GIA can be used as a source of the transfer.• Only available during the accumulation phase.• A minimum balance of $10,000 is required to be held in the GIA to enroll in the program.
Name of Benefit [Text Block]	Automatic Dollar Cost Averaging
Benefit Standard or Optional [Text Block]	true
Asset Rebalancing [Member]
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing
Purpose of Benefit [Text Block]	Allows you to have your investments rebalanced to your percentage allocation selection.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Only available during the accumulation phase.
Name of Benefit [Text Block]	Asset Rebalancing
Benefit Standard or Optional [Text Block]	true
Systematic Withdrawal Program [Member]
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to receive periodic withdrawals.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Program available after first policy year.• Withdrawal charge applies to amounts withdrawn over the 10% free withdrawal.• Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis.• We reserve the right to limit the terms and conditions under which systematic withdrawals can be elected and to stop offering any or all systematic withdrawals at any time.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Benefit Standard or Optional [Text Block]	true
C000023924 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Stock/Income and Growth
Portfolio Company Name [Text Block]	American Funds Insurance Series®Washington Mutual Investors Fund SM	[3],[4]
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	(8.28%)
Average Annual Total Returns, 5 Years [Percent]	7.37%
Average Annual Total Returns, 10 Years [Percent]	11.57%
C000023919 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Stock/International Growth Fund
Portfolio Company Name [Text Block]	American Funds Insurance Series®International Fund	[3]
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(20.57%)
Average Annual Total Returns, 5 Years [Percent]	(0.78%)
Average Annual Total Returns, 10 Years [Percent]	4.18%
C000005028 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Stock Index Fund
Portfolio Company Name [Text Block]	BNY Mellon Stock Index Fund, Inc.	[5]
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Advisor, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	9.14%
Average Annual Total Returns, 10 Years [Percent]	12.28%
C000005060 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Stock/Small Blend Fund
Portfolio Company Name [Text Block]	BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio	[5]
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Advisor, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	9.46%
C000005026 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend Fund
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	[5],[6]
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Advisor, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited (affiliate of BNY Mellon Corporation)
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(22.87%)
Average Annual Total Returns, 5 Years [Percent]	9.33%
Average Annual Total Returns, 10 Years [Percent]	11.36%
C000012146 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced Fund
Portfolio Company Name [Text Block]	Vanguard® Variable Insurance Fund Balanced Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	8.41%
C000012153 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Stock/Growth Fund
Portfolio Company Name [Text Block]	Vanguard® Variable Insurance FundCapital Growth Portfolio
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	(15.48%)
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	13.75%
C000012160 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Stock/Mid‑Cap Index Fund
Portfolio Company Name [Text Block]	Vanguard® Variable Insurance FundMid‑Cap Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	(18.82%)
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	10.95%
C000012151 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Bond/Index Fund
Portfolio Company Name [Text Block]	Vanguard® Variable Insurance FundTotal Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
C000012152 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Stock/Index Fund
Portfolio Company Name [Text Block]	Vanguard® Variable Insurance FundTotal Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	(19.59%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	11.92%

[1]	There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred. (Transfers made through automatic dollar cost averaging and asset rebalancing count toward the free transfers).
[2]	We currently charge lower fees than the maximum allowed under the policy. The current fees and maximum fees we may charge are shown in the Annual Expenses table. Base contract expenses consist of a mortality and expense risk charge of 1.25%, an administrative charge of 0.15%, and a distribution expense charge of 0.10%. We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of your account invested in a portfolio. We may increase the policy maintenance fee, but it will not be more than $36 per policy per year.
[3]	Class 1 Shares.
[4]	Current expenses for this fund reflect a temporary fee reduction in the form of a 0.15% fee waiver.
[5]	Initial Share Class.
[6]	Waiver until 5/1/2024 at 0.70%.